Fair Value Measurements - Summary of Changes in Fair Value of Warrant and Forward Purchase Agreement Liabilities (Detail) - Crescent Acquisition Corp - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of the year	$ 38,200,000	$ 23,406,000	$ 32,895,000	$ 23,406,000
Change in the fair value	(6,940,000)	(289,000)	(9,489,000)	14,794,000
Balance, end of period	31,260,000	23,117,000	23,406,000	38,200,000
Warrant liability - Private Placement Warrants [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of the year	14,140,000	10,010,000	12,110,000	10,010,000
Change in the fair value	1,050,000	490,000	(2,100,000)	4,130,000
Balance, end of period	15,190,000	10,500,000	10,010,000	14,140,000
Public Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of the year	18,875,000	10,000,000	18,750,000	10,000,000
Change in the fair value	(4,750,000)	625,000	(8,750,000)	8,875,000
Balance, end of period	14,125,000	10,625,000	10,000,000	18,875,000
Forward Purchase Agreement
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of the year	5,185,000	3,396,000	2,035,000	3,396,000
Change in the fair value	(3,240,000)	(1,404,000)	1,361,000	1,789,000
Balance, end of period	$ 1,945,000	$ 1,992,000	$ 3,396,000	$ 5,185,000